Leases (Schedule of Future Minimum Lease Payments for Non-cancellable Leases) (Details) (PUGET SOUND ENERGY, INC., USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
PUGET SOUND ENERGY, INC.
Operating
2012	$ 13,873
2013	14,131
2014	12,964
2015	13,008
2016	14,881
Thereafter	59,238
Total minimum lease payments	128,095
Capital
2012	8,160
2013	8,160
2014	8,160
2015	8,160
2016	2,718
Thereafter	0
Total minimum lease payments	$ 35,358